BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
NOTE 1 - BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION

MMEX Resources Corporation (the “Company” or “MMEX”) was formed in the State of Nevada on May 19, 2005 as Inkie Entertainment Group, Inc. Subsequently, the Company amended its articles of incorporation to change its name to MMEX Resources Corporation and to authorize the Company to issue up to 3,000,000,000 common shares and 10,000,000 preferred shares. The changes in the number of authorized shares of the Company have been given retroactive effect in the accompanying consolidated financial statements.

The Board of Directors of the Company has decided to focus efforts on the oil, gas, refining and electric power business in the United States and Latin America.

The accompanying condensed consolidated financial statements include the accounts of the following entities, all of which the Company maintains control through a majority ownership:

Name of Entity	%	Form of Entity	State of Incorporation	Relationship

MMEX Resources Corporation (“MMEX”)	-	Corporation	Nevada	Parent
MCC Merger, Inc. (“MCCM”)	100%	Corporation	Delaware	Holding Subsidiary
Maple Carpenter Creek Holdings, Inc. (“MCCH”)	100%	Corporation	Delaware	Subsidiary
Maple Carpenter Creek, LLC (“MCC”)	80%	LLC	Nevada	Subsidiary
Carpenter Creek, LLC (“CC”)	95%	LLC	Delaware	Subsidiary
Armadillo Holdings Group Corp. (“AHGC”)	100%	Corporation	British Virgin Isles	Subsidiary
Armadillo Mining Corp. (“AMC”)	98.6%	Corporation	British Virgin Isles	Subsidiary

As of April 13, 2016, the Company assigned AMC to an irrevocable trust (the “Trust”), whose beneficiaries are the existing shareholders of MMEX. The accounts of AMC are included in the consolidated financial statements due to the common ownership. AMC through the Trust controls the Hunza coal interest previously owned by the Company.

On September 1, 2016, the Company entered into a stock assignment agreement with LatAm Services, LLC (“LatAm”) pursuant to which it assigned MCCH to LatAm. With the assignment of MCCH to LatAm, the Company has exited the Hunza coal project to focus on energy related projects under its new business plan.

All significant inter-company transactions have been eliminated in the preparation of the consolidated financial statements.

These financial statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management are necessary for a fair presentation of the information contained therein.

The Company has adopted a fiscal year end of April 30.

MMEX Resources Corporation (the “Company” or “MMEX”) was formed in the State of Nevada on May 19, 2005 as Inkie Entertainment Group, Inc. On April 6, 2016, the Company amended its articles of incorporation to change its name to MMEX Resources Corporation and to authorize the Company to issue up to 1,000,000,000 common shares and 10,000,000 preferred shares. Subsequently, the Company amended its articles of incorporation to increase its authorized common shares to 3,000,000,000 shares.

The changes in the number of authorized shares of the Company have been given retroactive effect in the accompanying consolidated financial statements. The Board of Directors of the Company has made the decision to focus efforts on the oil, gas, refining and electric power business in the United States and Latin America.

The accompanying consolidated financial statements include the accounts of the following entities, all of which the Company maintains control through a majority ownership:

Name of Entity	%	Form of Entity	State of Incorporation	Relationship

MMEX Resources Corporation (“MMEX”)	-	Corporation	Nevada	Parent
MCC Merger, Inc. (“MCCM”)	100%	Corporation	Delaware	Holding Subsidiary
Maple Carpenter Creek Holdings, Inc. (“MCCH”)	100%	Corporation	Delaware	Subsidiary
Maple Carpenter Creek, LLC (“MCC”)	80%	LLC	Nevada	Subsidiary
Carpenter Creek, LLC (“CC”)	95%	LLC	Delaware	Subsidiary
Armadillo Holdings Group Corp. (“AHGC”)	100%	Corporation	British Virgin Isles	Subsidiary
Armadillo Mining Corp. (“AMC”)	98.6%	Corporation	British Virgin Isles	Subsidiary

As of April 13, 2016, the Company assigned AMC to an irrevocable trust (the “Trust”), whose beneficiaries are the existing shareholders of MMEX. The accounts of AMC are included in the consolidated financial statements due to the common ownership. AMC through the Trust controls the Hunza coal interest previously owned by the Company.

All significant inter-company transactions have been eliminated in the preparation of the consolidated financial statements.

The Company has adopted a fiscal year end of April 30.